12. Stock Compensation (Details - Option activity) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Stock options issued	0
Options [Member]
Stock options outstanding, beginning balance		1,184,000	0
Stock options issued		674,999	1,259,000
Stock options exercised		0	0
Stock options expired		32,500	75,000
Stock options outstanding, ending balance		1,826,499	1,184,000
Stock options exercisable		165,625	100,000
Weighted average remaining life		9 years 8 months 5 days	9 years 8 months 5 days
Weighted average exercise price		$ 1.20	$ 1.15